Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JOHN HANCOCK EXCHANGE-TRADED FUND TRUST
Entity Central Index Key	0001478482
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000158043 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Multifactor Large Cap ETF
Class Name	Multifactor Large Cap ETF
Trading Symbol	JHML
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multifactor Large Cap ETF (the fund) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multifactor Large Cap ETF/JHML	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 947,217,215
Holdings Count | Holding	774
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$947,217,215
Total number of portfolio holdings	774
Portfolio turnover rate	2%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Apple, Inc.	3.9%
Microsoft Corp.	3.6%
NVIDIA Corp.	3.2%
Amazon.com, Inc.	2.5%
Alphabet, Inc., Class A	1.9%
Meta Platforms, Inc., Class A	1.8%
Berkshire Hathaway, Inc., Class B	1.1%
JPMorgan Chase & Co.	1.0%
Broadcom, Inc.	1.0%
Eli Lilly & Company	1.0%

Sector Composition
Information technology	23.6%
Financials	15.6%
Industrials	12.5%
Health care	11.0%
Consumer discretionary	9.8%
Communication services	7.2%
Consumer staples	5.8%
Utilities	4.0%
Energy	3.9%
Materials	3.6%
Real estate	2.9%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Apple, Inc.	3.9%
Microsoft Corp.	3.6%
NVIDIA Corp.	3.2%
Amazon.com, Inc.	2.5%
Alphabet, Inc., Class A	1.9%
Meta Platforms, Inc., Class A	1.8%
Berkshire Hathaway, Inc., Class B	1.1%
JPMorgan Chase & Co.	1.0%
Broadcom, Inc.	1.0%
Eli Lilly & Company	1.0%

C000158045 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Multifactor Mid Cap ETF
Class Name	Multifactor Mid Cap ETF
Trading Symbol	JHMM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multifactor Mid Cap ETF (the fund) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multifactor Mid Cap ETF/JHMM	$22	0.41%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.41%
Net Assets	$ 3,987,303,254
Holdings Count | Holding	667
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,987,303,254
Total number of portfolio holdings	667
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
United Rentals, Inc.	0.7%
Ameriprise Financial, Inc.	0.5%
Vistra Corp.	0.5%
AMETEK, Inc.	0.4%
Fair Isaac Corp.	0.4%
The Hartford Financial Services Group, Inc.	0.4%
Entergy Corp.	0.4%
Fastenal Company	0.4%
Targa Resources Corp.	0.4%
PulteGroup, Inc.	0.4%

Sector Composition
Industrials	20.5%
Financials	16.0%
Information technology	13.9%
Consumer discretionary	11.0%
Health care	10.1%
Materials	6.0%
Real estate	5.6%
Utilities	5.4%
Consumer staples	4.3%
Energy	4.3%
Communication services	2.8%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
United Rentals, Inc.	0.7%
Ameriprise Financial, Inc.	0.5%
Vistra Corp.	0.5%
AMETEK, Inc.	0.4%
Fair Isaac Corp.	0.4%
The Hartford Financial Services Group, Inc.	0.4%
Entergy Corp.	0.4%
Fastenal Company	0.4%
Targa Resources Corp.	0.4%
PulteGroup, Inc.	0.4%

C000175540 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Multifactor Developed International ETF
Class Name	Multifactor Developed International ETF
Trading Symbol	JHMD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multifactor Developed International ETF (the fund) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multifactor Developed International ETF/JHMD	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 698,320,630
Holdings Count | Holding	604
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$698,320,630
Total number of portfolio holdings	604
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Novo Nordisk A/S, B Shares	1.6%
Shell PLC	1.4%
TotalEnergies SE	1.4%
Novartis AG	1.3%
Vinci SA	1.3%
Toyota Motor Corp.	1.2%
ASML Holding NV	1.1%
Nestle SA	0.9%
Roche Holding AG	0.8%
Deutsche Telekom AG	0.8%

Sector Composition
Financials	20.7%
Industrials	17.9%
Consumer discretionary	10.8%
Health care	10.0%
Consumer staples	8.4%
Materials	7.5%
Information technology	6.2%
Communication services	5.6%
Energy	5.6%
Utilities	4.6%
Real estate	2.0%
Short-term investments and other	0.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Novo Nordisk A/S, B Shares	1.6%
Shell PLC	1.4%
TotalEnergies SE	1.4%
Novartis AG	1.3%
Vinci SA	1.3%
Toyota Motor Corp.	1.2%
ASML Holding NV	1.1%
Nestle SA	0.9%
Roche Holding AG	0.8%
Deutsche Telekom AG	0.8%

C000194897 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Multifactor Small Cap ETF
Class Name	Multifactor Small Cap ETF
Trading Symbol	JHSC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multifactor Small Cap ETF (the fund) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multifactor Small Cap ETF/JHSC	$22	0.42%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%
Net Assets	$ 499,408,161
Holdings Count | Holding	247
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$499,408,161
Total number of portfolio holdings	247
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Exelixis, Inc.	0.8%
REVOLUTION Medicines, Inc.	0.8%
Viking Therapeutics, Inc.	0.8%
Trex Company, Inc.	0.7%
Voya Financial, Inc.	0.7%
Cullen/Frost Bankers, Inc.	0.7%
Frontier Communications Parent, Inc.	0.7%
Comerica, Inc.	0.6%
Lumen Technologies, Inc.	0.6%
Jazz Pharmaceuticals PLC	0.6%

Sector Composition
Industrials	21.5%
Financials	20.2%
Information technology	12.6%
Consumer discretionary	12.3%
Health care	11.4%
Materials	5.2%
Energy	5.1%
Real estate	4.5%
Communication services	2.7%
Utilities	2.3%
Consumer staples	2.0%
Short-term investments and other	0.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Exelixis, Inc.	0.8%
REVOLUTION Medicines, Inc.	0.8%
Viking Therapeutics, Inc.	0.8%
Trex Company, Inc.	0.7%
Voya Financial, Inc.	0.7%
Cullen/Frost Bankers, Inc.	0.7%
Frontier Communications Parent, Inc.	0.7%
Comerica, Inc.	0.6%
Lumen Technologies, Inc.	0.6%
Jazz Pharmaceuticals PLC	0.6%

C000204467 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Multifactor Emerging Markets ETF
Class Name	Multifactor Emerging Markets ETF
Trading Symbol	JHEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multifactor Emerging Markets ETF (the fund) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multifactor Emerging Markets ETF/JHEM	$26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Net Assets	$ 667,180,296
Holdings Count | Holding	960
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$667,180,296
Total number of portfolio holdings	960
Portfolio turnover rate	7%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	4.4%
Tencent Holdings, Ltd.	3.7%
Samsung Electronics Company, Ltd.	2.8%
Alibaba Group Holding, Ltd.	2.2%
HDFC Bank, Ltd.	1.3%
ICICI Bank, Ltd.	1.0%
Hon Hai Precision Industry Company, Ltd.	1.0%
China Construction Bank Corp., H Shares	1.0%
Infosys, Ltd.	1.0%
MediaTek, Inc.	0.9%

Sector Composition
Financials	24.5%
Information technology	19.2%
Consumer discretionary	13.2%
Communication services	8.4%
Materials	8.1%
Industrials	6.9%
Energy	5.9%
Consumer staples	5.7%
Utilities	3.5%
Health care	3.3%
Real estate	1.1%
Short-term investments	0.2%

Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	4.4%
Tencent Holdings, Ltd.	3.7%
Samsung Electronics Company, Ltd.	2.8%
Alibaba Group Holding, Ltd.	2.2%
HDFC Bank, Ltd.	1.3%
ICICI Bank, Ltd.	1.0%
Hon Hai Precision Industry Company, Ltd.	1.0%
China Construction Bank Corp., H Shares	1.0%
Infosys, Ltd.	1.0%
MediaTek, Inc.	0.9%

C000226213 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Corporate Bond ETF
Class Name	Corporate Bond ETF
Trading Symbol	JHCB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Corporate Bond ETF (the fund) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Corporate Bond ETF/JHCB	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
Net Assets	$ 53,238,257
Holdings Count | Holding	85
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$53,238,257
Total number of portfolio holdings	85
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Sector Composition
Financials	42.3%
Energy	10.2%
Information technology	10.0%
Health care	8.1%
Industrials	6.8%
Utilities	6.4%
Consumer discretionary	4.9%
Communication services	4.9%
Real estate	3.4%
Materials	1.2%
Short-term investments and other	1.8%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000227987 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Mortgage-Backed Securities ETF
Class Name	Mortgage-Backed Securities ETF
Trading Symbol	JHMB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Mortgage-Backed Securities ETF (the fund) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mortgage-Backed Securities ETF/JHMB	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 57,913,153
Holdings Count | Holding	272
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$57,913,153
Total number of portfolio holdings	272
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
U.S. Government Agency	59.6%
Collateralized mortgage obligations – Commercial and residential	17.4%
Asset backed securities	14.1%
Collateralized mortgage obligations – U.S. Government Agency	7.2%
U.S. Government	0.8%
Short-term investments and other	0.9%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000232625 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Preferred Income ETF
Class Name	Preferred Income ETF
Trading Symbol	JHPI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Preferred Income ETF (the fund) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred Income ETF/JHPI	$28	0.54%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
Net Assets	$ 44,109,181
Holdings Count | Holding	142
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$44,109,181
Total number of portfolio holdings	142
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Sector Composition
Financials	59.8%
Utilities	23.9%
Energy	6.0%
Communication services	3.8%
Consumer discretionary	2.1%
Real estate	1.4%
Industrials	1.3%
Information technology	0.4%
Short-term investments and other	1.3%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000237881 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock U.S. High Dividend ETF
Class Name	U.S. High Dividend ETF
Trading Symbol	JHDV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock U.S. High Dividend ETF (the fund) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. High Dividend ETF/JHDV	$18	0.34%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%
Net Assets	$ 9,023,346
Holdings Count | Holding	84
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$9,023,346
Total number of portfolio holdings	84
Portfolio turnover rate	18%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
NVIDIA Corp.	6.2%
Microsoft Corp.	5.7%
Apple, Inc.	5.6%
Philip Morris International, Inc.	2.3%
Altria Group, Inc.	2.2%
Bristol-Myers Squibb Company	2.1%
United Parcel Service, Inc., Class B	2.1%
Franklin Resources, Inc.	2.0%
ONEOK, Inc.	2.0%
CME Group, Inc.	2.0%

Sector Composition
Information technology	33.7%
Financials	13.4%
Industrials	9.9%
Consumer staples	7.6%
Health care	6.5%
Real estate	6.5%
Energy	5.8%
Consumer discretionary	5.0%
Communication services	4.3%
Materials	3.1%
Utilities	2.7%
Short-term investments and other	1.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	6.2%
Microsoft Corp.	5.7%
Apple, Inc.	5.6%
Philip Morris International, Inc.	2.3%
Altria Group, Inc.	2.2%
Bristol-Myers Squibb Company	2.1%
United Parcel Service, Inc., Class B	2.1%
Franklin Resources, Inc.	2.0%
ONEOK, Inc.	2.0%
CME Group, Inc.	2.0%

C000239874 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock International High Dividend ETF
Class Name	International High Dividend ETF
Trading Symbol	JHID
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock International High Dividend ETF (the fund) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International High Dividend ETF/JHID	$23	0.46%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Net Assets	$ 7,734,339
Holdings Count | Holding	92
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$7,734,339
Total number of portfolio holdings	92
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Fortescue, Ltd.	2.3%
Mizuho Financial Group, Inc.	2.1%
Banco BPM SpA	2.1%
Poste Italiane SpA	2.0%
ABB, Ltd.	2.0%
Imperial Brands PLC	2.0%
ABN AMRO Bank NV	2.0%
NN Group NV	1.9%
Volkswagen AG	1.9%
Klepierre SA	1.9%

Sector Composition
Financials	22.4%
Industrials	15.4%
Energy	9.5%
Consumer staples	9.2%
Consumer discretionary	9.2%
Materials	7.9%
Health care	7.1%
Utilities	5.6%
Real estate	5.2%
Information technology	3.9%
Communication services	3.2%
Short-term investments and other	1.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Fortescue, Ltd.	2.3%
Mizuho Financial Group, Inc.	2.1%
Banco BPM SpA	2.1%
Poste Italiane SpA	2.0%
ABB, Ltd.	2.0%
Imperial Brands PLC	2.0%
ABN AMRO Bank NV	2.0%
NN Group NV	1.9%
Volkswagen AG	1.9%
Klepierre SA	1.9%

C000245406 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Dynamic Municipal Bond ETF
Class Name	Dynamic Municipal Bond ETF
Trading Symbol	JHMU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Dynamic Municipal Bond ETF (the fund) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Municipal Bond ETF/JHMU	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 23,741,923
Holdings Count | Holding	106
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$23,741,923
Total number of portfolio holdings	106
Portfolio turnover rate	40%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total investments of the fund.
Portfolio Composition
General obligation bonds	12.1%
Revenue bonds	87.3%
Other revenue	18.6%
Health care	15.8%
Airport	13.9%
Development	13.1%
Education	12.6%
Water and sewer	4.1%
Housing	3.4%
Utilities	3.1%
Transportation	1.1%
Tobacco	0.9%
Facilities	0.7%
Short-term investments	0.6%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000245645 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Fundamental All Cap Core ETF
Class Name	Fundamental All Cap Core ETF
Trading Symbol	JHAC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Fundamental All Cap Core ETF (the fund) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core ETF/JHAC	$39	0.72%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.72%
Net Assets	$ 4,079,310
Holdings Count | Holding	46
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,079,310
Total number of portfolio holdings	46
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.3%
NVIDIA Corp.	6.9%
Alphabet, Inc., Class A	5.8%
IShares Russell 3000 ETF	4.8%
Lennar Corp., A Shares	4.4%
KKR & Company, Inc.	4.3%
Morgan Stanley	4.2%
Apple, Inc.	4.2%
Cheniere Energy, Inc.	3.6%
First Hawaiian, Inc.	3.5%

Sector Composition
Information technology	27.2%
Financials	21.3%
Consumer discretionary	18.9%
Communication services	9.3%
Industrials	6.8%
Health care	5.1%
Energy	5.1%
Real estate	3.1%
Consumer staples	1.4%
Materials	1.1%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	8.3%
NVIDIA Corp.	6.9%
Alphabet, Inc., Class A	5.8%
IShares Russell 3000 ETF	4.8%
Lennar Corp., A Shares	4.4%
KKR & Company, Inc.	4.3%
Morgan Stanley	4.2%
Apple, Inc.	4.2%
Cheniere Energy, Inc.	3.6%
First Hawaiian, Inc.	3.5%

C000246920 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Disciplined Value International Select ETF
Class Name	Disciplined Value International Select ETF
Trading Symbol	JDVI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value International Select ETF (the fund) for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value International Select ETF/JDVI	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 27,454,887
Holdings Count | Holding	41
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$27,454,887
Total number of portfolio holdings	41
Portfolio turnover rate	35%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Sandoz Group AG	4.8%
Novartis AG	4.3%
Prosus NV	4.2%
BNP Paribas SA	4.0%
Asahi Group Holdings, Ltd.	3.9%
Sony Group Corp.	3.2%
SSE PLC	2.9%
SK Hynix, Inc.	2.9%
BAE Systems PLC	2.9%
AXA SA	2.9%

Sector Composition
Financials	25.5%
Industrials	15.8%
Health care	11.7%
Materials	11.6%
Consumer discretionary	10.3%
Information technology	7.3%
Energy	7.2%
Consumer staples	5.4%
Utilities	2.9%
Other assets and liabilities, net	2.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Sandoz Group AG	4.8%
Novartis AG	4.3%
Prosus NV	4.2%
BNP Paribas SA	4.0%
Asahi Group Holdings, Ltd.	3.9%
Sony Group Corp.	3.2%
SSE PLC	2.9%
SK Hynix, Inc.	2.9%
BAE Systems PLC	2.9%
AXA SA	2.9%

C000249134 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock High Yield ETF
Class Name	High Yield ETF
Trading Symbol	JHHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock High Yield ETF (the fund) for the period of May 1, 2024 (commencement of operations) to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-6020.
Additional Information Phone Number	800-225-6020
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield ETF/JHHY	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
Net Assets	$ 35,487,941
Holdings Count | Holding	547
Investment Company Portfolio Turnover	132.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$35,487,941
Total number of portfolio holdings	547
Portfolio turnover rate	132%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Sector Composition
Consumer discretionary	15.1%
Communication services	15.1%
Industrials	13.5%
Energy	11.9%
Financials	10.6%
Materials	9.8%
Health care	7.6%
Information technology	4.8%
Consumer staples	3.5%
Utilities	3.4%
Real estate	2.8%
Short-term investments and other	1.9%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-24 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 10-31-24 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.